FEDERAL INCOME TAXES - Federal income tax on earnings differs from that computed at statutory corporate tax rate (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Federal income taxes at statutory rate									$ 630	$ 1,555	$ 1,536
Increase (decrease) in taxes resulting primarily from:
Stock compensation									8	(28)	(15)
Nontaxable interest income									(39)	(39)	(39)
Cash surrender value of life insurance									(164)	(277)	(99)
Utilization of net operating loss carryforwards, previously reserved											(241)
Other									(14)	7	11
Federal income taxes per financial statements	$ 89	$ (56)	$ 53	$ 335	$ 327	$ 194	$ 307	$ 390	$ 421	$ 1,218	$ 1,153
Effective tax rate									22.70%	26.60%	25.50%